Supplemental Information on Oil and Gas Operations (Unaudited)	12 Months Ended
Apr. 30, 2012
Supplemental Information On Oil And Gas Operations
Supplemental Information on Oil and Gas Operations (Unaudited)

19.	Supplemental Information on Oil and Gas Operations (Unaudited):

This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board (“FASB”) Topic 932 - “Extractive Activities - Oil and Gas”.

Future development, abandonment and production costs were computed by estimating the expenditures to be incurred in developing, producing, and abandoning proved oil and gas reserves at the end of the year, based on year-end costs. Future income taxes were computed by applying statutory tax rates to the estimated net pre-tax cash flows after consideration of tax basis and tax credits and carry forwards. All of the Company’s reserves are located in the United States. For information about the Company’s results of operations from oil and gas producing activities, see the accompanying consolidated statements of operations.

There are numerous uncertainties inherent in estimating quantities of proved reserves, projecting future rates of production and projecting the timing of development expenditures, including many factors beyond our control.  The reserve data represents only estimates.  Reservoir engineering is a subjective process of estimating underground accumulations of natural gas and oil that cannot be measured in an exact manner.  The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretations and judgment.  All estimates of proved reserves are determined according to the rules prescribed by the SEC.  These rules indicate that the standard of “reasonable certainty” be applied to the proved reserve estimates.

This concept of reasonable certainty implies that as more technical data becomes available, a positive, or upward, revision is more likely that a negative, or downward, revision.  Estimates are subject to revision based upon a number of factors, including reservoir performance, prices, economic conditions and government restrictions.  In addition, results of drilling, testing and production subsequent to the date of an estimate may justify revision of that estimate.

Reserve estimates are often different from the quantities of oil and natural gas that are ultimately recovered.  The meaningfulness of reserve estimates is highly dependent on the accuracy of the assumptions on which they were based.  In general, the volume of production from oil and natural gas properties we own declines as reserves are depleted.  Except to the extent we conduct successful development activities or acquire additional properties containing proved reserves, or both, our proved reserves will decline as reserves are produced.    There have been no major discoveries or other events, favorable or adverse, that may be considered to have caused a significant change in the estimated proved reserves as of April 30, 2012.  The Company emphasizes that reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. In addition, a portion of the Company’s proved reserves are proved developed non-producing and proved undeveloped, which increases the imprecision inherent in estimating reserves which may ultimately be produced.

The Company retains qualified independent reserves evaluators to evaluate the Company’s proved oil reserves. The Company does not have any natural gas reserves. For the years ended April 30, 2012 and 2011 the reports by GLJ Petroleum Consultants (“GLJ”) covered 100% of the Company’s oil reserves.

Proved oil and natural gas reserves, as defined within the SEC Rule 4-10(a)(22) of Regulation S-X, are those quantities of oil and gas, which, by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible from a given date forward from known reservoirs, and under existing economic conditions, operating methods and government regulations prior to the time of which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether determinable or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Developed oil and natural gas reserves are reserves that can be expected to be recovered from existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and through installed extraction equipment and infrastructure operational at the time of the reserves estimate is the extraction is by means not involving a well. Estimates of the Company’s oil reserves are subject to uncertainty and will change as additional information regarding producing fields and technology becomes available and as future economic and operating conditions change.

The following table summarizes the Company’s proved developed and undeveloped reserves (all oil) within the United States, net of royalties, as at April 30, 2012, 2011 and 2010:

Oil (MBbls)	2012	2011	2010

Proved reserves as at May 1	463	445	79
Extensions and discoveries	-	46	-
Dispositions	(45)	-	(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1	-	401
Total Proved reserves as at April 30	413	463	445

Oil (MBbls)	2012	2011	2010

Proved developed producing	-	191	191
Non-producing	203	-	-
Proved undeveloped	210	272	254
Total Proved reserves as at April 30	413	463	445

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Capitalized Costs Related to Oil and Gas Assets	2012	2011	2010

Proved properties	$10,532,021	$10,474,051	$9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
	115,655,150	115,597,180	114,323,362
Less: amount impaired	(113,552,534)	(98,143,411)	(85,294,734)
Capitalized cost, net of impairment	2,102,616	17,453,796	29,028,628
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
	$1,025,000	$16,637,214	28,932,813

Costs incurred in Oil and Gas Activities:	2012	2011	2010

Development	$243,409	$1,361,890	941,332
Exploration	-	-	-
	$243,409	$1,623,574	779,457

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Standardized Measure of Discounted Future Net Cash Flows From Proved Oil Reserves and Changes Therein:

The following standardized measure of discounted future net cash flows from proved oil reserves has been computed using the average first-day-of-the-month price during the previous 12-month period, costs as at the balance sheet date and year-end statutory income tax rates. A discount factor of 10% has been applied in determining the standardized measure of discounted future net cash flows. The Company does not believe that the standardized measure of discounted future net cash flows will be representative of actual future net cash flows and should not be considered to represent the fair value of the oil properties. Actual net cash flows will differ from the presented estimated future net cash flows due to several factors including:

●	Future production will include production not only from proved properties, but may also include production from probable and possible reserves;

●	Future production of oil and natural gas from proved properties may differ from reserves estimated;

●	Future production rates may vary from those estimated;

●	Future rather than average first-day-of-the-month prices during the previous 12-month period and costs as at the balance sheet date will apply;
●	Economic factors such as changes to interest rates, income tax rates, regulatory and fiscal environments and operating conditions cannot be determined with certainty;

●	Future estimated income taxes do not take into account the effects of future exploration expenditures; and

●	Future development and asset retirement obligations may differ from those estimated.

Future cash flows relating to proved reserves:	2012	2011	2010

Future cash inflows	$27,858,000	$26,338,000	$26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes	-	-	-
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Future net revenues, development, production and restoration costs have been based upon the estimates referred to above. The following tables summarize the Company’s future net cash flows relating to proved oil reserves based on the standardized measure as prescribed in FASB Topic 932 - “Extractive Activities - Oil and Gas”:

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Reconciliation of future cash flows relating to proved reserves:	2012	2011	2010

Undiscounted value as of May 1	$13,166,000	$11,992,000	$472,000
Extensions and discoveries	-	1,308,100	-
Dispositions	(815,000)	-	(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436	-	10,806,300
Revisions of pricing	1,301,632	1,770,700)	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Results of Operations for Oil and Gas Producing Activities

Under full-cost accounting rules, the Company reviews the carrying value of its proved oil and gas properties each quarter. Under these rules, capitalized costs of proved oil and gas properties, net of accumulated DD&A and deferred income taxes, may not exceed the present value of estimated future net cash flows form proved oil and gas reserve, discounted at 10%, plus the lower of cost or fair value of unproved properties included in the costs being amortized, net of related tax effects (the “ceiling”). The rules generally required pricing future oil and gas production at the unescalated average of oil and gas prices, calculated as the un-weighted arithmetical average of the first day of the month realized price for the preceding 12 months. A write-down is required if the “ceiling” is exceeded.